Postretirement Plans - Schedule of Changes in the Benefit Obligation, Plan Assets and Funded Status of Pensions and OPB (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Company contribution	$ 3,000
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Accrued pension plan liability, net		$ (6,248)		$ (6,248)		$ (6,516)	$ (6,141)
Pension
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning balance				54,325	$ 55,117	55,117	75,635
Service cost		1	$ 1	3	2	2	3	$ 3
Interest cost		659	705	1,318	1,410	2,820	2,080	1,988
Amendments							1
Actuarial loss/(gain)						1,217	(17,605)
Gross benefits paid						(4,837)	(4,971)
Exchange rate adjustment						6	(26)
Ending balance						54,325	55,117	75,635
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning balance at fair value				48,891	49,825	49,825	67,813
Actual return on plan assets						3,756	(13,141)
Company contribution							2
Benefits paid						(4,698)	(4,824)
Exchange rate adjustment						8	(25)
Ending balance at fair value						48,891	49,825	67,813
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Other assets						1,219	987
Accrued liabilities						(137)	(138)
Accrued pension plan liability, net						(6,516)	(6,141)
Net amount recognized						(5,434)	(5,292)
Other Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning balance				2,651	2,978	2,978	4,092
Service cost		13	12	25	24	49	72	87
Interest cost		$ 31	$ 37	62	74	148	98	97
Actuarial loss/(gain)						(152)	(914)
Gross benefits paid						(375)	(406)
Subsidies						2	39
Exchange rate adjustment						1	(3)
Ending balance						2,651	2,978	4,092
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning balance at fair value				$ 163	$ 140	140	172
Actual return on plan assets						23	(27)
Plan participants' contributions						4	6
Benefits paid						(4)	(11)
Ending balance at fair value						163	140	$ 172
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Other assets						81	21
Accrued liabilities						(336)	(356)
Accrued retiree health care						(2,233)	(2,503)
Net amount recognized						$ (2,488)	$ (2,838)